Income Taxes	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income Taxes
Note 25. Income Taxes
25.1 Income Tax
The major components of income tax expense for the years ended December 31, 2019, 2018 and 2017 are:

	2019		2018		2017
Current tax expense:
Current year	Ps.	6,011	Ps.	4,763	Ps.	6,108

Deferred tax expense:
Origination and reversal of temporary differences		905		1,579		(1,859)
(Benefit) utilization of tax losses recognized		(1,268)		(1,082)		(65)

Total deferred tax income expense (benefit)		(363)		497		(1,924)

Total income tax expense in consolidated net income	Ps.	5,648	Ps.	5,260	Ps.	4,184

2019	Mexico		Foreign		Total
Current tax expense:
Current year	Ps.	5,123	Ps.	888	Ps.	6,011

Deferred tax expense:
Origination and reversal of temporary differences		(438)		1,343		905
(Benefit) utilization of tax losses recognized		(1,136)		(132)		(1,268)

Total deferred tax (benefit)		(1,574)		1,211		(363)

Total income tax expense in consolidated net income	Ps.	3,549	Ps.	2,099	Ps.	5,648

2018	Mexico		Foreign		Total
Current tax expense:
Current year	Ps.	3,545	Ps.	1,218	Ps.	4,763

Deferred tax expense:
Origination and reversal of temporary differences		(283)		1,862		1,579
(Benefit) utilization of tax losses recognized		(679)		(403)		(1,082)

Total deferred tax (benefit)		(962)		1,459		497

Total income tax expense in consolidated net income	Ps.	2,583	Ps.	2,677	Ps.	5,260

2017	Mexico		Foreign		Total
Current tax expense:
Current year	Ps.	3,874	Ps.	2,234	Ps.	6,108

Deferred tax expense:
Origination and reversal of temporary differences		(1,798)		(61)		(1,859)
(Benefit) utilization of tax losses recognized		179		(244)		(65)

Total deferred tax (benefit)		(1,619)		(305)		(1,924)

Total income tax expense in consolidated net income	Ps.	2,255	Ps.	1,929	Ps.	4,184

Recognized in Consolidated Statement of Other Comprehensive Income (OCI)

	2019		2018		2017
Income tax related to items charged or recognized directly in OCI during the year:
Unrealized (gain) loss on cash flow hedges	Ps.	(373)	Ps.	(208)	Ps.	(160)
Remeasurements of the net defined benefit liability		(192)		152		(61)

Total income tax recognized in OCI	Ps.	(565)	Ps.	(56)	Ps.	(221)

Balance of income tax included in Accumulated Other Comprehensive Income (AOCI) as of:

	2019		2018		2017
Income tax related to items charged or recognized directly in OCI as of year-end:
Unrealized loss (gain) on derivative financial instruments	Ps.	(481)	Ps.	(128)	Ps.59

Comprehensive income to be reclassified to profit or loss in subsequent periods	(481)		(128)		59

Re-measurements of the net defined benefit liability	(240)		(56)		(199)

Balance of income tax in AOCI	Ps.	(721)	Ps.	(184)	Ps.	(140)

A reconciliation between income tax expense and income (loss) before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method multiplied by the Mexican domestic statutory tax rate for the years ended December 31, 2019, 2018 and 2017 is as follows:

	2019	2018	2017
Mexican statutory income tax rate	30%	30%	30%
Income tax from prior years	(2.66)	(0.50)	3.16
(Loss) on monetary position for subsidiaries in hyperinflationary economies	(0.50)	(0.96)	4.26
Annual inflation tax adjustment	0.78	(0.32)	(3.65)
Non-deductible expenses	3.92	2.43	(5.54)
Non-taxable income	—	(0.78)	1.17
Income taxed at a rate other than the Mexican statutory rate	1.28	1.69	(2.54)
Effect of restatement of tax values	(1.47)	(3.38)	5.53
Effect of change in statutory rate	(0.52)	(0.38)	0.20
Income tax credits	(0.18)	(0.13)	9.68
Effect of Venezuela (Note 3.3)	—	—	(75.56)
Tax loss	(1.01)	1.04	(6.00)
Other	1.04	1.89	2.12

	30.68%	30.60%	(37.17)%

In 2017, the Venezuela deconsolidation impacted significantly the effective tax rate. Had this effect not occurred, the effective tax rate would have been 28.12%

Deferred income tax
An analysis of the temporary differences giving rise to deferred income tax liabilities (assets) is as follows:

	Consolidated Statement of Financial Position as of				Consolidated Income Statement
	2019		2018		2019		2018		2017
Allowance for doubtful accounts	Ps.	(60)	Ps.	(33)	Ps.	(18)	Ps.	76	Ps.	16
Inventories		(61)		(32)		(37)		(33)		(60)
Prepaid expenses		43		3		41		(19)		5
Property, plant and equipment, net		(863)		(1,051)		128		(392)		(1,783)
Rights of use assets		197		—		197		—		—
Other assets		20		38		24		74		(166)
Finite useful lived intangible assets		148		225		(78)		182		761
Indefinite lived intangible assets		1,039		1,081		114		31		743
Post-employment and other non-current employee benefits		(387)		(457)		65		(114)		(56)
Derivative financial instruments		(7)		3		(12)		(39)		(44)
Contingencies		(2,169)		(2,209)		(94)		1,146		(886)
Employee profit sharing payable		(201)		(184)		17		—		6
Tax loss carryforwards		(9,224)		(8,358)		(1,268)		(1,082)		(13)
Tax credits to recover (1)		(1,855)		(1,855)		(122)		(109)		(1,159)
Cumulative other comprehensive income		(721)		(184)		29		(54)		(224)
Liabilities of amortization of goodwill of business acquisition		7,663		7,299		860		1,125		(554)
Financial leasing		(190)		—		(190)		—		—
Other liabilities		(33)		132		(19)		(295)		1,490

Deferred tax (income)					Ps.	(363)	Ps.	497	Ps.	(1,924)

Deferred tax, asset	Ps.	(10,432)	Ps.	(8,438)
Deferred tax, liability		3,771		2,856

Deferred income taxes, net	Ps.	(6,661)	Ps.	(5,582)

(1)
Correspond to income tax credits arising from dividends received from foreign subsidiaries to be recovered within the next ten years accordingly to the Mexican Income Tax law as well as effects of the exchange of foreign currencies with Related and
Non-Related
Parties.

The changes in the balance of the net deferred income tax asset are as follows:

	2019		2018		2017
Balance at beginning of the period	Ps.	(5,582)	Ps.	(6,298)	Ps.	(4,776)
Deferred tax provision for the period		(363)		497		(1,763)
Change in the statutory rate		(66)		63		—
Acquisition of subsidiaries, see Note 4		57		(413)		(563)
Venezuela effect		—		—		261
Effects in equity:
Unrealized (gain) on derivative financial instruments		(373)		(21)		(160)
Cumulative translation adjustment		(230)		31		221
Remeasurements of the net defined benefit liability		(192)		152		(61)
Inflation adjustment		88		20		543
Philippines disposal		—		387		—

Balance at end of the period	Ps.	(6,661)	Ps.	(5,582)	Ps.	(6,298)

The Company offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities related to income taxes levied by the same tax authority.
The Company has determined that undistributed profits of its subsidiaries, will not be distributed in the foreseeable future. The temporary differences associated with investments in subsidiaries, associates and joint ventures, for which deferred tax liabilities have not been recognized, aggregate to December 31, 2019: Ps. 13,187, December 31, 2018: Ps. 9,237 and, December 31, 2017: Ps. 5,847.

Tax Loss Carryforwards
Some subsidiaries in Mexico, Colombia and Brazil have tax loss carryforwards. Unused tax loss carryforwards, for which a deferred income tax asset has been recognized, may be recovered provided certain requirements are fulfilled. The tax losses carryforwards for which deferred tax asset has been recorded and their corresponding years of expiration are as follows:

	Tax Loss Carryforwards amounts in Millions
2024	Ps.	1
2025		4,714
2026		4,655
2027		—
2028		2,188
2029 and thereafter		3,243
No expiration (Brazil)		14,070

	Ps.	28,871

During 2013, the Company completed certain acquisitions in Brazil. In connection with the acquisitions in Brazil the Company recorded certain goodwill balances that are deductible for Brazilian income tax reporting purposes. The deduction of such goodwill amortization has resulted in the creation of Net Operating Losses (NOLs) in Brazil which NOLs have no expiration, but their usage is limited to 30% of Brazilian taxable income in any given year. As of December 31, 2019 and 2018 the Company believes that it is more likely than not that it will ultimately recover such NOLs through the reversal of temporary differences and future taxable income. Accordingly, the related deferred tax assets have been fully recognized.
Additionally as of December 31, 2019 and 2018, the Company has unused tax losses in Colombia for an amount of Ps. 2 and Ps. 2, respectively.
The changes in the balance of tax loss carryforwards are as follows:

	2019		2018		2017
Balance at beginning of the period	Ps.	25,879	Ps.	24,817	Ps.	24,791
Increase		6,029		3,398		3,334
Usage of tax losses		(1,854)		(352)		(2,723)
Effect of foreign currency exchange rates		(1,183)		(1,984)		(585)

Balance at end of the period	Ps.	28,871	Ps.	25,879	Ps.	24,817

There were no withholding taxes associated with the payment of dividends in 2019, 2018 and 2017 by the Company to its shareholders.
25.2 Recoverable taxes
Recoverable taxes are mainly integrated by higher provisional payments of income tax during 2019 in comparison to current year, which will be compensated in future years.
The operations in Guatemala, Colombia, Nicaragua and Panama are subject to a minimum tax. In Guatemala and Colombia this tax is recoverable under certain circumstances only. Guatemala tax basis is determined considering the highest between total assets and net income; in Colombia tax basis is equity.
25.2.1 Exclusion of the State VAT (ICMS) on the federal sale taxes (PIS / COFINS) calculate basis
On March 15, 2017 the Brazilian Federal Supreme Court (STF) ruled that the inclusion of the VAT (ICMS) on federal sales taxes (PIS and COFINS) taxable basis is unconstitutional. During 2019, our companies in Brazil obtained conclusive favorable motions over this exclusion of VAT (ICMS) over PIS / COFINS calculation. The net favorable effects of each case are to be recorded at the time all formalities and legal procedures are finalized and the asset become virtually certain. During 2019, the administrative formalities for one of the motions and the recoverable taxes for this motion was concluded were recorded in the income statement.
As of December 31, 2019 and 2018 the amount of recoverable taxes in Brazil including PIS and COFINS is Ps. 4,223 and Ps. 2,361.

25.3 Tax Reform
Since 2016, the Brazilian federal production and sales tax rates have being modified. However, the Supreme Court decided in early 2017 that the value-added tax will not be used as the basis for calculating the federal sales tax, which resulted in a reduction of the federal sales tax. Notwithstanding the above, the tax authorities appealed the Supreme Court’s decision and are still waiting for a final resolution. For 2019, the federal production and sales taxes together resulted in an average of 16.3% tax over net sales.
In addition, the excise tax on concentrate in Brazil was reduced from 20.0% to 4.0% from September 1, 2018 to December 31, 2018. Temporarily the excise tax rate on concentrate increased from 4.0% to 12.0% from January 1, 2019 to June 30, 2019, and then it was reduced to 8.0% from July 1, 2019 to September 30, 2019, and increased to 10.0% from October 1, 2019 to December 31, 2019. On January 1, 2020 the excise tax rate will be reduced back to 4.0%.
On January 1, 2017, a general tax reform in Colombia reduced the income tax rate from 35.0% to 34.0% for 2017 and then to 33.0% for the following years. In addition, for entities located outside the free trade zone, this reform imposed an extra income tax rate of 6.0% for 2017 and 4.0% for 2018.
For taxpayers located in the free trade zone, the special income tax rate increased from 15.0% to 20.0% for 2017. Additionally, the reform eliminated the temporary tax on net equity, the supplementary income tax at a rate of 9.0% as contributions to social programs and the temporary contribution to social programs at a rate of 5.0%, 6.0%, 8.0% and 9.0% for the years 2015, 2016, 2017 and 2018, respectively.
On January 1, 2019, a new tax reform became effective in Colombia. This reform reduced the income tax rate from 33.0% to 32.0% for 2020, to 31.0% for 2021 and to 30.0% for 2022. The minimum assumed income tax (renta presuntiva sobre el patrimonio) was also reduced from 3.5% to 1.5% for 2019 and 2020, and to 0% for 2021. In addition, the thin capitalization ratio was adjusted from 3:1 to 2:1 for operations with related parties only.
Effective January 1, 2019, the value-added tax was calculated at each sale instead of applied only to the first sale (being able to transfer the value-added tax throughout the entire supply chain). For the companies located in the free trade zone, the value-added tax was calculated based on the cost of production instead of the cost of the imported raw materials (therefore, we were able to credit the value added-tax
on goods and services against the value
added-tax
on the sales price of our products). The municipality sales tax was 50.0% credited against payable income tax for 2019 and 100.0% credited for 2020. Finally, the value-added tax paid on acquired fixed assets can be credited against income tax or the minimum assumed income tax.
The Tax Reform increased the dividend tax on distributions to foreign nonresident’s entities and individuals from 5% to 7.5%. In addition, the tax reform established a 7.5% dividend tax on distributions between Colombian companies. The tax is charged only on the first distribution of dividends between Colombian entities, and could be credited against the dividend tax due once the ultimate Colombian company makes a distribution to its shareholders nonresident shareholders (individuals or entities) or to Colombian individual residents.
In October 2019, the Colombian Constitutional Court declared unconstitutional the tax reform of 2018 (Law 1943). On December 27, 2019, the Senate enacted a new tax reform through the Economic Growth Law, which became effective as of January 1, 2020. In general, the reform maintains the provisions introduced under Law 1943 with certain changes as follow: (i) reduction of the minimum assumed income tax rate (renta presuntiva sobre el patrimonio) from 1.5% to 0.5% for 2020 and maintained the 0% rate for year 2021 and onwards; (ii) reduction of dividends tax rate applicable to Colombian resident individuals from 15% to 10%; (iii) increasing of dividends tax rate applicable to foreign nonresidents (individuals and companies) from 7.5% to 10%; (iv) it postponed to 2022 the possibility of taxpayers to claim 100% of municipality sales tax as a credit against their income tax liability; and (v) gave more flexibility to recover VAT of imported goods from free trade zones.
On January 1, 2018, a tax reform became effective in Argentina. This reform reduced the income tax rate from 35.0% to 30.0% for 2018 and 2019, and then to 25.0% for the following years. In addition, such reform imposed a new tax on dividends paid to non-resident
stockholders and resident individuals at a rate of 7.0% for 2018 and 2019, and then to 13.0% for the following years.
However, on December 23, 2019, Argentina enacted a tax reform that became effective since January 2020, keeping the corporate income tax rate of 30% and the dividend withholding tax of 7% for two more years. Besides, beginning on 1 January 2020, taxpayers may deduct 100% of the negative or positive inflation adjustment the year in which the adjustment is calculated, instead of a six years period allocation.

In addition, this reform imposed a new tax applicable for 2020-2024 period, to purchases of foreign currency by Argentine residents to pay goods, services or obligations from abroad. The tax rate will be 30% and will apply to the amount of the taxable purchases. The tax will be withheld at the time of payment for the purchases.
Regarding sales tax in the province of Buenos Aires, the tax rate decreased from 1.75% to 1.5% valid since 2018; while in the City of Buenos Aires, the tax rate increased from 1.0% to 2.0% in 2018, and was reduced to 1.5% in 2019, and will be reduced to 1.0% in 2020, to 0.5% in 2021 and will be zero in 2022.
Effective January 1, 2019, the Mexican government eliminated the right to offset any tax credit against any payable tax (general offset or compensación universal). As of such date, the right to offset any tax credit will be against taxes of the same nature and payable by the same person (not being able to offset tax credits against taxes payable by third parties).
On October 30, 2019, Mexico approved a new Tax Reform, which became effective on January 1, 2020. The most relevant changes are: (i) Taxpayers will be limited to a net interest deduction equal to 30% of the entity’s Adjusted Taxable Income (ATI). ATI will be determined similarly to EBITDA (earnings before interest, taxes, depreciation and amortization). A $20,000,000 pesos (approximately USD 1M) exception applies for deductible interest at a Mexican group level. The non-deductible
interests that exceed the limitation could be carried forward for the subsequent 10 tax years; (ii) The reform modifies the excise tax (IEPS) of 1.17 pesos to 1.2616 per liter on the production, sale and import of beverages with added sugar and HFCS (High-fructose corn syrup) for flavored beverages and starting January 1, 2021, this tax will be subject to an annual increase based on the inflation of the previous year; (iii) The excise tax of 25% on energized beverages will be applicable whenever the beverages include a mixture of caffeine with any other stimulating effects substances; (iv) Federal Fiscal Code (FFC) was modified to attribute joint liability to partners, shareholders, directors, managers or any other responsible of the management of the business; (v) added a disclosure obligation of certain reportable transactions to tax authorities; and (vi), increased the tax authorities’ discretion to limit tax benefits or attributes in situations where authorities understand there is a lack of business reason and no economic benefit obtained, other than the tax benefit.
On January 1, 2019 a tax reform became effective in Costa Rica. This reform will allow that the tax on sales not only be applied to the first sale, but to be applied and transferred for each sale; therefore, the tax credits on tax on sales will be recorded not only on goods related to production and on administrative services, but on a greater number of goods and services. Value-added tax on services provided within Costa Rica will be charged at a rate of 13.0% if provided by local suppliers, or withheld at the same rate if provided by foreigner suppliers. Although a territorial principle is still applicable in Costa Rica for operations abroad, a tax rate of 15.0% has been imposed on capital gains from the sale of assets located in Costa Rica. New income tax withholding rates were imposed on salaries and compensations of employees, at the rates of 25.0% and 20.0% (which will be applicable depending on the employee’s salary). Finally, the thin capitalization rules were adjusted to provide that the interest expenses (generated with non-members
of the financial system) that exceed 20.0% of the company’s EBITDA will not be deductible for tax purposes.
On November 18, 2019, Panama’s National Assembly voted through a national health program that included a tax on sugar-sweetened beverages. It imposed a 5.0% excise tax (Impuesto Selectivo al Consumo) to non-carbonated
beverages added with sugar or any caloric sweetener applicable since December 2019.
Starting January 1, 2020, the excise tax increased from 5.0% to 7.0% to carbonated beverages added with sugar or any caloric sweetener. Drinkable foods based on dairy products, grains or cereals, nectars, fruit juices and vegetables with natural fruit concentrates are exempt from this tax.